Long-Term Debt - Additional Information (Details) - USD ($)						3 Months Ended		12 Months Ended
	Nov. 15, 2021	Jun. 30, 2021	Jun. 14, 2021	Feb. 24, 2021	May 05, 2020	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Nov. 30, 2023	Nov. 10, 2023	Jun. 07, 2021
Short-Term Debt [Line Items]
Proceeds from issuance of long-term debt						$ 10,525,000	$ 0	$ 800,000	$ 348,760
Long term debt, Gross						11,693,878		4,357,201
Long term debt, current maturities						130,698		4,199,362
Long term debt, excluding current maturities						3,330,692		$ 95,982
Debt instrument, interest rate during period		12.00%
Debt instrument, maturity date								Jul. 06, 2024
Class of warrants or rights number of securities covered by warrants or rights								1,231,574
Gain (loss) on extinguishment of debt								$ (376,086)	0
Unamortized debt issuance expense						8,232,488		61,857
Amortization of debt issuance costs								66,367	39,923
Bridge Loan [Member]
Short-Term Debt [Line Items]
Debt instrument, interest rate, stated percentage										0.00%
Debt instrument face amount										$ 200,000	$ 1,000,000
Interest expense for loan						25,663	$ 0
Unamortized debt issuance expense								$ 25,663
Debt instrument face amount with no interest rate											$ 200,000
Percentage of cash option value of debt instrument at the date maturity											120.00%
Cash option value of debt instrument at the date maturity											$ 240,000
Debt instrument convertible conversion price1											$ 2
Common stock shares issuable and convertible into shares of the company upon consummation of business combination								1,369,255
Long-term debt						$ 0		$ 774,337
Debt instrument, unamortized discount (premium) and debt issuance costs, net								25,663
Amortization of debt issuance costs								$ 21,592
Convertable Note [Member]
Short-Term Debt [Line Items]
Class of warrants or rights number of securities covered by warrants or rights								60,329
Proceeds from convertible debt								$ 15,000,000
Debt instrument conversion price per share percentage								90.00%
Debt instrument, increase, accrued interest								$ 635,854
Gain (loss) on extinguishment of debt								$ 376,086
Commission paid for debt instrument								$ 20,000
Debt issuance costs, net								$ 32,828
Fair value of common stock covered by warrants or rights								156,505
US Capital Note [Member]
Short-Term Debt [Line Items]
Debt instrument, increase, accrued interest								50,037
Debt instrument interest expenses								340,758	326,255
Unamortized debt issuance expense								$ 36,194	$ 68,737
Common Stock [Member]
Short-Term Debt [Line Items]
Class of warrants or rights number of securities covered by warrants or rights								14,854
Excercise Price Range Three [Member]
Short-Term Debt [Line Items]
Class of warrants or rights number of securities covered by warrants or rights								10,329
Exercise price of warrants								$ 4.25
Excercise Price Range Three [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Class of warrants or rights number of securities covered by warrants or rights								10,329
Exercise price of warrants								$ 4.25
Excercise Price Range Four [Member]
Short-Term Debt [Line Items]
Class of warrants or rights number of securities covered by warrants or rights								494,525
Exercise price of warrants								$ 4
Excercise Price Range Four [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Class of warrants or rights number of securities covered by warrants or rights								4,525
Exercise price of warrants								$ 4
Convertible Promissory Note Agreement [Member] | US Capital Global QT Imaging LLC [Member]
Short-Term Debt [Line Items]
Payment as advance of debt instrument		$ 10,000,000
Fourth Amendment [Member] | US Capital Global QT Imaging LLC [Member] | Convertable Note [Member]
Short-Term Debt [Line Items]
Debt instrument outstanding								2,495,000
Fourth Amendment [Member] | US Capital Global QT Imaging LLC [Member] | US Capital Note [Member]
Short-Term Debt [Line Items]
Debt instrument outstanding								3,294,659	2,426,263
Paycheck Protection Program Loan [Member]
Short-Term Debt [Line Items]
Percentage of the loan and related interest was forgivable												100.00%
Interest expense for loan								$ 3,004	$ 4,305
Paycheck Protection Program Loan 1 [Member]
Short-Term Debt [Line Items]
Proceeds from issuance of long-term debt					$ 1,158,266
Long term debt, Gross								285,115
Debt instrument, periodic payment								$ 6,400
Debt instrument, interest rate, stated percentage								1.00%
Debt instrument, frequency of periodic payment								monthly
Debt instrument, date of first required payment								Aug. 05, 2021
Debt instrument face amount								$ 107,979	183,273
Long term debt, current maturities								76,058	75,294
Long term debt, excluding current maturities								31,921	107,979
Paycheck Protection Program Loan 1 [Member] | Principal amount of PPP Loan [Member]
Short-Term Debt [Line Items]
Debt instrument decrease forgiveness			$ 873,151
Paycheck Protection Program Loan 1 [Member] | Interest amount of PPP Loan [Member]
Short-Term Debt [Line Items]
Debt instrument decrease forgiveness			$ 9,823
Paycheck Protection Program Loan 2 [Member]
Short-Term Debt [Line Items]
Proceeds from issuance of long-term debt				$ 1,158,265
Long term debt, Gross								228,019
Debt instrument, periodic payment								$ 4,605
Debt instrument, interest rate, stated percentage								1.00%
Debt instrument, frequency of periodic payment								monthly
Debt instrument, date of first required payment								Dec. 27, 2021
Debt instrument face amount								$ 118,369	172,132
Long term debt, current maturities								54,308	53,763
Long term debt, excluding current maturities								$ 64,061	$ 118,369
Paycheck Protection Program Loan 2 [Member] | Principal amount of PPP Loan [Member]
Short-Term Debt [Line Items]
Debt instrument decrease forgiveness	$ 930,246
Paycheck Protection Program Loan 2 [Member] | Interest amount of PPP Loan [Member]
Short-Term Debt [Line Items]
Debt instrument decrease forgiveness	$ 6,822